SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)   Principles of Consolidation

The accompanying consolidated financial statements include the financial statements of GDS Holdings Limited, its subsidiaries and consolidated variable interest entities (“VIEs”) for which the Company is the primary beneficiary. The VIEs are Beijing Wanguo Chang’an Science and Technology Co., Ltd. (“GDS Beijing”) and Shanghai Shu’an Data Services Co., Ltd. (“GDS Shanghai”).

In certain regions of the PRC, the Company’s operations are conducted through VIEs to comply with the PRC laws and regulations, which prohibit foreign investments in companies that are engaged in data center related business in those regions. Individuals acting as nominee equity holders hold the legal equity interests of the VIEs on behalf of the Company. The equity holders of the VIEs are the CEO of the Company and his relative.

Prior to the internal restructuring (the “2016 Variable Interest Entity Restructuring”), the Company primarily conducted its operations through Global Data Solutions Co., Ltd. (“GDS Suzhou”), a wholly owned subsidiary. Shanghai Waigaoqiao EDC Technology Co, Ltd., or EDC Shanghai Waigaoqiao also conducted certain data center related operations. The Company completed the 2016 Variable Interest Entity Restructuring whereby GDS Suzhou and EDC Shanghai Waigaoqiao were converted into PRC domestic companies that are wholly owned by GDS Beijing on April 13, 2016 and August 9, 2016, respectively. Prior to the internal restructuring, GDS Beijing was a VIE of GDS Suzhou through a series of contractual agreements, including the equity interest pledge agreements, shareholder voting rights proxy agreement, exclusive technology license and service agreements, exclusive call option agreements and loan agreements (collectively, the “VIE Agreements”). The conversion of GDS Suzhou and EDC Shanghai Waigaoqiao into PRC domestic companies were accomplished by way of transferring all of the equity interests in GDS Suzhou and EDC Shanghai Waigaoqiao to GDS Beijing. In connection with the internal restructuring, the VIE Agreements between GDS Beijing and GDS Suzhou were terminated and concurrently, new contractual VIE Agreements were entered into between GDS Beijing and GDS (Shanghai) Investment Co., Ltd. (formerly known as Shanghai Free Trade Zone GDS Management Co., Ltd.) (“GDS Investment”), a newly-established subsidiary of the Company. The terms of the new contractual arrangements between GDS Beijing and GDS Investment are identical to the terms of the VIE Agreements between GDS Beijing and GDS Suzhou. The Company continues to be the primary beneficiary of the VIEs following the completion of the internal restructuring.

Since the entities involved in the 2016 Variable Interest Entity Restructuring are all under common control and the Company is the primary beneficiary of GDS Beijing at the time of transfer, the net assets of GDS Suzhou and EDC Shanghai Waigaoqiao transferred to GDS Beijing is recorded at the same amounts at which the assets and liabilities would have been measured if they had not been transferred. That is, no gain or loss is recognized because of such transfer.

The following is a summary of the contractual VIE Agreements entered among GDS Investment, the VIEs, and the shareholders of the VIEs.

Equity Interest Pledge Agreements. Pursuant to the equity interest pledge agreements, each shareholder of the VIEs has pledged all of his or her equity interest in the VIEs as a continuing first priority security interest, as applicable, to respectively guarantee the VIEs and their shareholders’ performance of their obligations under the relevant contractual arrangement, which include the exclusive technology license and service agreement, loan agreement, exclusive call option agreement, shareholder voting rights proxy agreement and intellectual property rights license agreement. If the VIEs or any of their shareholders breach their contractual obligations under these agreements, GDS Investment, as pledgee, will be entitled to certain rights regarding the pledged equity interests, including receiving proceeds from the auction or sale of all or part of the pledged equity interests of the VIEs in accordance with PRC law. Each of the shareholders of the VIEs agrees that, during the term of the equity interest pledge agreements, he or she will not dispose of the pledged equity interests or create or allow creation of any encumbrance on the pledged equity interests without the prior written consent of GDS Investment. The equity interest pledge agreements remain effective until the VIEs and their shareholders discharge all their obligations under the contractual arrangements.

Shareholder Voting Rights Proxy Agreement. Pursuant to the shareholder voting rights proxy agreements, each shareholder of the VIEs has irrevocably appointed the PRC citizen(s) as designated by GDS Investment to act as such shareholder’s exclusive attorney-in-fact to exercise all shareholder rights, including, but not limited to, voting on all matters of the VIEs requiring shareholder approval, disposing of all or part of the shareholder’s equity interest in the VIEs, and appointing directors and executive officers. GDS Investment is also entitled to change the appointment by designating another PRC citizen(s) to act as exclusive attorney-in-fact of the shareholders of the VIEs with prior notice to such shareholders. Each shareholder voting rights proxy agreement will remain in force for so long as the shareholder remains a shareholder of the VIE.

Exclusive Technology License and Service Agreements. Under the exclusive technology license and service agreements, GDS Investment licenses certain technology to the VIEs and GDS Investment has the exclusive right to provide the VIEs with technical support, consulting services and other services. Without GDS Investment’s prior written consent, the VIEs agree not to accept the same or any similar services provided by any third party.  The VIEs agree to pay service fees on a yearly basis and at an amount equivalent to all of its net profits as confirmed by GDS Investment.  GDS Investment owns the intellectual property rights arising out of its performance of these agreements. In addition, the VIEs have granted GDS Investment an exclusive right to purchase or to be licensed with any or all of the intellectual property rights of the VIEs at the lowest price permitted under PRC law. Unless otherwise agreed by the parties, these agreements will continue to remain effective at all times.

Intellectual Property Rights License Agreement. Pursuant to an intellectual property rights license agreement between GDS Investment and GDS Shanghai, GDS Shanghai has granted GDS Investment an exclusive license to use for free any or all of the intellectual property rights owned by GDS Shanghai  from time to time, and without the parties’  prior  written consent, GDS  Shanghai cannot take any actions, including without limitation to, transferring or licensing outside its ordinary course of business any intellectual property rights to any third parties, which may affect or undermine GDS Investment’s use of the licensed intellectual property rights from GDS Shanghai. The parties have also agreed under the agreement that GDS Investment should own the new intellectual property rights developed by it regardless whether such development is dependent on any of the intellectual property rights owned by GDS Shanghai. This agreement can only be early terminated by prior mutual consent of the parties and need to be renewed upon GDS Investment’s unilateral request.

Exclusive Call Option Agreements. Pursuant to the exclusive call option agreements, the shareholders of the VIEs have irrevocably granted GDS Investment an exclusive option to purchase, or have its designated person or persons to purchase, at its discretion, to the extent permitted under PRC law, all or part of such shareholders’ equity interests in the VIEs. The purchase price should equal to the minimum price required by PRC law or such other price as may be agreed by the parties in writing. Without GDS Investment’s prior written consent, the shareholders of the VIEs have agreed that the VIEs shall not amend the articles of association, increase or decrease the registered capital, sell or otherwise dispose of their assets or beneficial interest, create or allow any encumbrance on their assets or other beneficial interests, provide any loans, or distribute dividends to the shareholders. These agreements will remain effective until all equity interests of the VIEs have been transferred or assigned to GDS Investment or its designated person(s).

Loan Agreements. Pursuant to the loan agreements between GDS Management and the shareholders of the VIEs, GDS Management agrees to extend loans in an aggregate amount of RMB310,100 to the shareholders of the VIEs solely for their capitalization or equity contribution into the VIEs. Pursuant to the loan agreements, GDS Investment has the right to require repayment of the loans upon delivery of thirty-day's prior notice to the shareholders, and the shareholders can repay the loans by either sale of their equity interests in the VIEs to GDS Investment or its designated person(s) pursuant to their respective exclusive option agreements, or other methods as determined by GDS Investment pursuant to its articles of association and the applicable PRC laws and regulations.

Under the terms of the VIE Agreements, the Company has (i) the right to receive service fees on a yearly basis at an amount equivalent to all of the net profits of the VIEs under the exclusive technology license and services agreements when such services are provided; (ii) the right to receive all dividends declared by the VIEs and the right to all undistributed earnings of the VIEs; (iii) the right to receive the residual benefits of the VIEs through its exclusive option to acquire 100% of the equity interests in the VIEs, to the extent permitted under PRC law; and (iv) the right to require each of the shareholder of the VIEs to appoint the PRC citizen(s) as designated by GDS Investment to act as such shareholder's exclusive attorney-in-fact to exercise all shareholder rights, including, but not limited to, voting on all matters of the VIEs requiring shareholder approval, disposing of all or part of the shareholder's equity interest in the VIEs, and appointing directors and executive officers.

In accordance with Accounting Standards Codification (“ASC”) 810-10-25-38A, the Company has a controlling financial interest in the VIEs because the Company has (i) the power to direct activities of the VIEs that most significantly impact the economic performance of the VIEs; and (ii) the obligation to absorb the expected losses and the right to receive expected residual return of the VIEs that could potentially be significant to the VIEs. The terms of the VIE Agreements and the Company’s financial support to the VIEs were considered in determining that the Company is the primary beneficiary of the VIEs. Accordingly, the financial statements of the VIEs are consolidated in the Company’s consolidated financial statements.

Under the terms of the VIE Agreements, the VIEs' equity holders have no rights to the net assets nor have the obligations to fund the deficit, and such rights and obligations have been vested to the Company. All of the equity (net assets) or deficits (net liabilities) and net income (loss) of the VIEs are attributed to the Company.

The Company has been advised by its PRC legal counsel that each of the VIE agreements is valid, binding and enforceable in accordance with its terms and applicable PRC laws and the ownership structure of the VIEs does not violate applicable PRC Laws. However, there are substantial uncertainties regarding the interpretation and application of PRC laws and future PRC laws and regulations. There can be no assurance that the PRC authorities will take a view that is not contrary to or otherwise different. If the current ownership structure of the Company and the VIE Agreements are determined to be in violation of any existing or future PRC laws and regulations, the PRC government could:

•	Levy fines on the Company or confiscate income of the Company;
•	Revoke or suspend the VIEs' business or operating licenses;
•	Discontinue or place restrictions or onerous conditions on VIE's operations;
•	Require the Company to discontinue their operations in the PRC;
•	Require the Company to undergo a costly and disruptive restructuring;
•	Take other regulatory or enforcement actions that could be harmful to the Company's business.

The imposition of any of these government actions could result in the termination of the VIE agreements, which would result in the Company losing the (i) ability to direct the activities of the VIEs and (ii) rights to receive substantially all the economic benefits and residual returns from the VIEs and thus result in the deconsolidation of the VIEs in the Company's consolidated financial statements.

The assets and liabilities of the VIEs are presented parenthetically on the face of the consolidated balance sheets. Net revenue, net income, operating, investing and financing cash flows of the VIEs that were included in the Company's consolidated financial statements for the years ended December 31, 2016, 2017 and 2018 are as follows:

	Years ended December 31,
	2016	2017	2018

Net revenue	846,168	1,469,929	2,712,875
Net income (loss)	22,246	44,541	(59,757)
Net cash provided by operating activities (note)	249,715	186,843	739,848
Net cash used in investing activities (note)	(158,681)	(286,476)	(1,063,826)
Net cash provided by (used in) financing activities (note)	304,973	(7,417)	614,575

Note:  The Company adopted Accounting Standards Update (“ASU”) 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash on January 1, 2018, and retrospectively adjusted the cash flows of the VIEs by excluding the increase of restricted cash of RMB10,091 from net cash provided by operating activities for the year ended December 31, 2016, and RMB3,663 from net cash provided by operating activities and RMB20,675 from net cash used in financing activities for the year ended December 31, 2017.

The unrecognized revenue producing assets that are held by the VIEs comprise of internally developed software, intellectual property and trademarks which were not recorded on the Company's consolidated balance sheets as they do not meet all the capitalization criteria.

Costs recognized by the VIEs for outsourcing and other services provided by other entities within the Company were RMB343,271, RMB658,617 and RMB1,260,481 for the years ended December 31, 2016, 2017 and 2018, respectively.

(b)   Use of estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include, but are not limited to, the useful lives of long-lived assets, the fair values of assets acquired and liabilities assumed and the consideration transferred in a business combination, the fair value of the reporting unit for the goodwill impairment test, the allowance for doubtful accounts receivable, the realization of deferred income tax assets, the fair value of share-based compensation awards, the recoverability of long-lived assets, the fair value of leased property and the fair value of the asset retirement obligation. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(c)   Cash and cash equivalents

The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. The Company does not have any cash equivalents as of December 31, 2017 and 2018.

(d)   Restricted cash

Restricted cash represents amounts held by banks, which are not available for the Company’s use, as security for bank borrowings and related interests and issuance of commercial acceptance notes relating to purchase of property. Upon repayment of bank borrowings and maturity of the commercial acceptance notes, the deposits are released by the bank and available for general use by the Company.

(e)   Fair value of financial instruments

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels (note 15 to the consolidated financial statements):

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
•

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

(f)   Contract Balances

The timing of revenue recognition, billings and cash collections result in accounts receivable, contract assets and contract liabilities (i.e. deferred revenue). Accounts receivable are recorded at the invoice amount, net of an allowance for doubtful account and is recognized in the period when the Company has transferred products or provided services to its customers and when its right to consideration is unconditional. Amounts collected on trade accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and customers’ financial condition, the amount of receivables in dispute, the accounts receivable aging, and the customers’ repayment patterns. The Company reviews its allowance for doubtful accounts on a customer-by-customer basis. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have any off-balance-sheet credit exposure related to its customers.

A contract asset exists when the Company has transferred products or provided services to its customers but customer payment is contingent upon satisfaction of additional performance obligations. Contract assets are recorded in other current assets and other assets in the consolidated balance sheet.

Deferred revenue (a contract liability) is recognized when the Company has an unconditional right to a payment before it transfers goods or services to customers.

(g)   Property and equipment

Property and equipment are carried at cost less accumulated depreciation and any recorded impairment. Property and equipment acquired under capital leases are initially recorded at the present value of minimum lease payments.

Gains or losses arising from the disposal of an item of property and equipment are determined based on the difference between the net disposal proceeds and the carrying amount of the item and are recognized in profit or loss on the date of disposal.

The estimated useful lives are presented below.

Buildings	20 - 30 years
Data center equipment
– Machinery	10 - 20 years
– Other equipment	3 - 5 years
Leasehold improvement	Shorter of the lease term and the estimated useful lives of the assets
Furniture and office equipment	3 - 5 years
Vehicles	5 years

Construction in progress primarily consists of the cost of data center buildings and the related construction expenditures that are required to prepare the data center buildings for their intended use.

No depreciation is provided in respect of construction in progress until it is substantially completed and ready for its intended use. Once a data center building is ready for its intended use and becomes operational, construction in progress is allocated to the property and equipment categories and is depreciated over the estimated useful life of the underlying assets.

Depreciation on property and equipment is calculated on the straight-line method over the estimated useful lives of the assets. For assets acquired under a capital lease, the assets are amortized in a manner consistent with the Company’s normal depreciation policy for owned assets if the lease transfers ownership to the Company by the end of the lease term or contains a bargain-purchase-option. Otherwise, assets acquired under a capital lease are amortized over the lease term.

(h)   Long-lived assets held for sale

Long-lived assets are classified as held-for-sale if: (1) the Company has committed to a plan to sell the assets that are available for sale in its present condition, including initiating actions to complete the sale that is probable to qualify for as a completed sale within one year; (2) it is unlikely that significant changes to the plan will be made or the plan will be withdrawn; (3) the assets are being marketed for sale at a price that is reasonable in related to its current value. Long-lived assets held for sale are recorded at the lower of carrying value and fair value less cost to sell. A loss shall be recognized for any initial or subsequent write-down to fair-value less cost to sell. Long-lived assets held for sale are not depreciated while classified as held for sale.

(i)    Leases

Leases are classified at the lease inception date as either a capital lease or an operating lease. A lease is a capital lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. The Company records a capital lease as an asset and an obligation at an amount equal to the present value at the beginning of the lease term of minimum lease payments during the lease term.

If at any time the lessee and lessor agree to change the provisions of the lease, other than by renewing the lease or extending its term, in a manner that would have resulted in a different classification of the lease under the lease classification criteria had the changed terms been in effect at lease inception, the revised agreement shall be considered as a new agreement over its term, and the lease classification criteria shall be applied for purposes of classifying the new lease.

The Company records an asset and related financing obligation for the estimated construction costs under build-to-suit lease arrangements where it is considered the owner for accounting purposes, to the extent the Company is involved in the construction of the building or structural improvements or has construction risk prior to commencement of a lease. Upon completion of the construction and commencement of the lease terms, the Company assesses whether these arrangements qualify for sales recognition under the deemed sale-leaseback transaction. If the arrangements do not qualify for sales recognition under the sale-leaseback accounting guidance, the Company continues to be the deemed owner of the build-to-suit assets for financial reporting purposes. The Company keeps the construction costs of the assets on its balance sheet. In addition, lease payments less the portion considered to be interest expense decrease the financing liability.

As of December 31, 2017 and 2018, assets under capital leases and other financing obligations represent data center buildings and data center equipment.

Rental costs on operating leases are charged to expense on a straight-line basis over the lease term. Certain operating leases contain rent holidays and escalating rent. Rent holidays and escalating rent are considered in determining the straight-line rent expense to be recorded over the lease term. Rental costs associated with building operating leases that are incurred during the construction of leasehold improvements and to otherwise ready the property for the Company’s intended use are recognized as rental expenses and are not capitalized.

(j)    Asset retirement costs

The Company’s asset retirement obligations are primarily related to its data center buildings, of which the majority are leased under long-term arrangements, and, in certain cases, are required to be returned to the landlords in their original condition.

The fair value of a liability for an asset retirement obligation is recognized in the period in which it is incurred. The corresponding asset retirement costs are capitalized as part of the cost of leasehold improvements and are depreciated over the shorter of the asset or the term of the lease subsequent to the initial measurement. The Company accretes the liability in relation to the asset retirement obligations over time and the accretion expense is recorded in cost of revenue.

Asset retirement obligations are recorded in other long-term liabilities. The following table summarizes the activity of the asset retirement obligation liability:

Asset retirement obligations as of January 1, 2016	5,775
Additions	2,942
Accretion expense	588
Asset retirement obligations as of December 31, 2016	9,305
Additions	7,394
Accretion expense	949
Asset retirement obligations as of December 31, 2017	17,648
Additions	16,391
Accretion expense	1,840
Asset retirement obligations as of December 31, 2018	35,879

(k)   Intangible assets

Intangible assets acquired in the acquisition comprised of customer relationships, favorable leases and licenses.

The weighted-average amortization period by major intangible asset class is as follows:

Customer relationships	5-15	years
Favorable leases	13 to 20	years
Licenses	20	years

Customer relationships represent the orders, backlog and customer lists, which arise from contractual rights or through means other than contracts. Customer relationships are amortized using a straight-line method, as the pattern in which the economic benefits of the intangible assets are consumed or used up cannot be reliably determined.

Favorable lease is recognized as an intangible asset if the terms of the acquiree’s operating lease are favorable relative to market terms. Favorable lease is amortized on a straight-line method over the lease term.

Licenses are amortized using a straight-line method over the estimated beneficial period.

(l)   Prepaid land use rights

The land use rights represent the amounts paid and relevant costs incurred for the rights to use land in the PRC and Hong Kong SAR and are carried at cost less accumulated amortization. Amortization is provided on a straight-line basis over the remaining terms of the land use right ranging from 28 to 43 years.

(m)  Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in the acquisition that are not individually identified and separately recognized.

Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. Goodwill is tested for impairment at the reporting unit level on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the stock prices, business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit. Application of the goodwill impairment test requires judgment, including the identification of the reporting unit, assignment of assets and liabilities to the reporting unit, assignment of goodwill to the reporting unit, and determination of the fair value of each reporting unit.

The Company has the option to perform a qualitative assessment to determine whether it is more-likely-than not that the fair value of a reporting unit is less than its carrying value prior to performing the two-step goodwill impairment test. If it is more-likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required. If the two-step goodwill impairment test is required, first, the fair value of the reporting unit is compared with its carrying amount (including goodwill). If the fair value of the reporting unit is less than its carrying amount, an indication of goodwill impairment exists for the reporting unit and the Company performs step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. No impairment losses were recorded for goodwill for the years ended December 31, 2016, 2017 and 2018.

(n)   Impairment of long-lived assets

Long-lived assets, such as property and equipment, intangible assets subject to amortization and prepaid land use rights are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. No impairment losses were recorded for long-lived assets for the years ended December 31, 2016, 2017 and 2018.

(o)   Value-added-tax (“VAT”)

Entities that are VAT general taxpayers are permitted to offset qualified input VAT paid to suppliers against their output VAT upon receipt of appropriate supplier VAT invoices on an entity by entity basis. When the output VAT exceeds the input VAT, the difference is remitted to tax authorities, usually on a monthly basis; whereas when the input VAT exceeds the output VAT, the difference is treated as VAT recoverable which can be carried forward indefinitely to offset future net VAT payables. VAT related to purchases and sales which have not been settled at the balance sheet date is disclosed separately as an asset and liability, respectively, in the consolidated balance sheets.

As of December 31, 2017 and 2018, the Company recorded a VAT recoverable of RMB112,067 and RMB163,476 in current assets, and RMB290,065 and RMB488,526 in non-current assets, respectively. The Company also recorded VAT payables of RMB11,213 and RMB11,350 in accrued expenses and other payables, in the consolidated balance sheets as of December 31, 2017 and 2018, respectively.

(p)   Derivative financial instruments

Derivative financial instruments are recognized initially at fair value. At the end of each reporting period, the fair value is remeasured. The gain or loss on remeasurement to fair value is recognized immediately in profit or loss.

(q)   Commitment and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

(r)    Revenue recognition

The Company adopted ASC 606 Revenue from Contracts with Customers on January 1, 2018. The Company applied ASC 606 using the cumulative effect method – i.e. by recognizing the cumulative effect of initially applying ASC 606 as an adjustment to the opening balance of accumulated deficit at January 1, 2018. The Company elects to apply this guidance retrospectively only to contracts that are not completed contracts as of January 1, 2018.

The Company recognizes revenue as the Company satisfies a performance obligation by transferring control over a good or service to a customer. For each performance obligation satisfied over time, the Company recognizes revenue over time by measuring the progress toward complete satisfaction of that performance obligation. If the Company does not satisfy a performance obligation over time, the performance obligation is satisfied at a point in time. Revenue is measured as the amount of consideration to which the Company expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties.

For contracts with customers that contain multiple performance obligations, the Company accounts for individual performance obligations separately if they are distinct or as a series of distinct obligations if the individual performance obligations meet the series criteria. Determining whether products and services are considered distinct performance obligations that should be accounted for separately versus together may require significant judgment. The transaction price is allocated to the separate performance obligation on a relative standalone selling price basis. The standalone selling price is determined based on overall pricing objectives, taking into consideration market conditions, geographic locations and other factors. Other judgments include determining if any variable consideration should be included in the total contract value of the arrangement such as price increases.

The Company derives revenue primarily from the delivery of (i) colocation services; (ii) managed services, including managed hosting services and managed cloud services. The remainder of the Company’s revenue is from IT equipment sales that are either sold on a stand-alone basis or bundled in a managed service contract arrangement and consulting services.

Colocation services are services where the Company provides space, power and cooling to customers for housing and operating their IT system equipment in the Company’s data centers, which are primarily provided to customers for a fixed consideration over the contract service period. Revenues from such colocation services where services are provided to customers for a fixed amount over the contract service period are recognized on a straight-line basis over the term of the contract. The Company has determined that its performance pattern to be straight-line since the customer receives value as the services are rendered continuously during the term of the contract, the earning process is straight-line, and there is no other discernible performance pattern of recognition.

Managed hosting services are services where the Company provides outsourced services to manage the customers’ data center operations, including data migration, IT operations, security and data storage. Managed hosting services are primarily provided to financial institution customers as a business continuity and disaster recovery solution, which are primarily provided to customers for a fixed consideration over the contract service period. Revenues from such managed hosting services where services are provided to customers for a fixed amount over the contract service period are recognized on a straight-line basis over the term of the contract. The Company has determined that its performance pattern to be straight-line since the customer receives value as the services are rendered continuously during the term of the contract, the earning process is straight-line, and there is no other discernible performance pattern of recognition.

Certain contracts with customers for colocation services and managed hosting services provide for variable considerations that are primarily based on the usage of such services.  Revenues on such contracts are recognized based on the agreed usage-based fees as the services are rendered throughout the contract term.

In certain colocation and managed hosting service contracts, the Company agrees to charge customers for their actual power consumption. Relevant revenue is recognized based on actual power consumption during each period. In certain other colocation and managed hosting service contracts, the Company specifies a fixed power consumption limit each month for customers. If a customer’s actual power consumption is below the limit, no additional fee is charged, while if its actual power consumption is above the limit, the Company charges the customer additional power consumption fees calculated based on the portion of actual power consumption exceeding the limit, multiplied by a fixed unit price, which is determined based on market price and does not provide customers with material rights to acquire additional goods or services that the customer would not receive without entering into that contract. Accordingly, relevant revenue is recognized each month based on actual additional power consumption fees.

Managed cloud services are services where the Company 1) distributes and delivers virtual storage to customers including offering direct private connection to major cloud platforms (“CloudConnect”) and 2) provides cloud infrastructure, including cloud resources, and solutions to assist customers in managing their hybrid clouds (“CloudMix”). Services are provided to certain customers for a fixed amount over the contract period, usually ranging from 1 to 5 years and are recognized on a straight-line basis over the contract period.  Services are provided to remaining customers on a consumption basis, such as the amount of storage used in a period and the revenue is recognized based on a customer’s utilization of such resources and rate specified in the contracts over the related contractual term beginning on the date on which the platform is made available to the customer.

Revenue recognized for colocation or managed hosting and cloud services delivered prior to billing is recorded within accounts receivable. The Company generally bills the customer in equal instalments on a monthly or quarterly basis.

Cash received in advance from customers prior to the delivery of the colocation or managed hosting and cloud services is recorded as deferred revenue.

The sale of IT equipment is recognized when the customer obtains control of the equipment, which is typically when delivery has occurred, the customer accepts the equipment and the Company has no performance obligation after the delivery.

In certain managed service contracts, the Company sells and delivers IT equipment such as servers and computer terminals prior to the delivery of the services. Since sale of equipment can be distinguished and is separately identifiable from other promises in the contract and it is distinct within the context of the contract, the sale of equipment is considered a separate performance obligation. Accordingly, the contract consideration is allocated to the equipment and the managed services based on their relative standalone selling prices.

Consulting services are provided to customers for a fixed amount over the service period, usually less than one year. The Company recognizes revenues from consulting services over the period when the services were provided, since customers simultaneously receive and consume the benefit of the services. The Company uses the input method based on the pattern of service provided to the customers.

Revenue is generally recognized on a gross basis as the Company is primarily responsible for fulfilling the contract, assumes inventory risk and has discretion in establishing the price when selling to the customer. To the extent the Company does not meet the criteria for recognizing revenue on a gross basis, the Company records the revenue on a net basis.

(s)    Cost of revenues

Cost of revenues consists primarily of utility costs, depreciation of property and equipment, rental costs, labor costs and other costs directly attributable to the provision of the service revenue.

(t)    Research and development and advertising costs

Research and development and advertising costs are expensed as incurred. Research and development costs amounted to RMB9,100, RMB7,261 and RMB13,915 in 2016, 2017 and 2018, respectively. Research and development costs consist primarily of payroll and related personnel costs for developing or significantly improving the Company’s services and products.

Advertising costs amounted to RMB8,942, RMB10,189 and RMB6,332 in 2016, 2017 and 2018, respectively.

(u)   Start-up costs

Pre-operating or start-up costs incurred prior to operating a new data center are expensed as incurred and consist primarily of rental costs of operating leases of buildings during the construction of leasehold improvements and other miscellaneous costs incurred prior to the operation of the data centers. Start-up costs amounted to RMB12,976, RMB7,469 and nil were recorded in general and administrative expenses in 2016, 2017 and 2018, respectively.

(v)   Government grants

Government grants are recognized when received and when all the conditions for their receipt have been met. Subsidies that compensate the Company for expenses incurred are recognized as a reduction of expenses in the consolidated statements of operations. Subsidies that are not associated with expenses are recognized as other income.

Subsidies for the acquisition of property and equipment are recorded as a liability until earned and then depreciated over the useful life of the related assets as a reduction of the depreciation charges. Subsidies for obtaining the rights to use land are recorded as a liability until earned and then amortized over the land use right period as a reduction of the amortization charges of the related land use rights. In 2010 and 2011, the Company received government subsidies that required the Company to operate in a particular area for a certain period. The Company recorded the subsidies in other long-term liabilities when the subsidies were received and subsequently recognized as government subsidy income ratably over the period the Company is required to operate in the area. In 2017, the Company received government subsidies that required the Company to pass certain inspection on the related project by March 31, 2019. The Company recorded such subsidies in other long-term liabilities when received , which are reclassified to accrued expenses and other payables when the inspection is expected to be completed within one year, and will be recorded as government subsidy income when the conditions are met.

As of December 31, 2017 and 2018, deferred government grants of RMB16,789 and RMB9,771 are recorded in other long-term liabilities, respectively. Deferred government grants of RMB4,800 are recorded in accrued expenses and other payables in the consolidated balance sheets as of December 31, 2018.

(w)   Capitalized interest

A reconciliation of total interest costs to “Interest expenses” as reported in the consolidated statements of operations for 2016, 2017 and 2018 is as follows:

	Years ended December 31,
	2016	2017	2018

Total interest costs	324,085	466,460	749,730
Less: interest costs capitalized	(58,851)	(54,457)	(93,544)
Interest expenses	265,234	412,003	656,186

Interest costs that are directly attributable to the construction of an asset which necessarily takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of that asset. The capitalization of interest costs as part of the cost of a qualifying asset commences when expenditure for the asset is being incurred, interest costs are being incurred and activities that are necessary to prepare the asset for its intended use or sale are in progress. Capitalization of interest costs is ceased when the asset is substantially complete and ready for its intended use.

(x)   Debt issuance costs

Debt issuance costs are capitalized and are amortized over the life of the related debts based on the effective interest method. Such amortization is included as a component of interest expense.

Unamortised debt issuance costs of RMB134,395 and RMB203,779 are presented as a reduction of debt as of December 31, 2017 and 2018, respectively.

(y)    Income tax

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits in interest expense and penalties in general and administrative expenses.

(z)    Share-based compensation

The Company accounts for the compensation cost from share-based payment transactions with employees based on the grant-date fair value of the equity instrument issued. The grant-date fair value of the award is recognized as compensation expense, net of forfeitures, over the period during which an employee is required to provide service in exchange for the award, which is generally the vesting period. When no future services are required to be performed by the employee in exchange for an award of equity instruments, and if such award does not contain a performance or market condition, the cost of the award is expensed on the grant date. The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant-date value of such award that is vested at that date.

Awards granted to employees with performance conditions attached are measured at fair value on the grant date and are recognized as the compensation expenses in the period and thereafter when the performance goal becomes probable to achieve. Awards granted to employees with market conditions attached are measured at fair value on the grant date and are recognized as the compensation expenses over the estimated requisite service period, regardless of whether the market condition has been satisfied if the requisite service period is fulfilled.

The Company recognizes the estimated compensation cost of service-based restricted share based on the fair value of its ordinary shares on the date of the grant. The Company recognizes the compensation cost, net of forfeitures, over its respective vesting term. The Company recognizes the estimated compensation cost of performance-based restricted share based on the fair value of its ordinary shares on the date of the grant. The rewards are earned upon attainment of identified performance goals. The Company recognizes the compensation cost, net of forfeitures, over the performance period. The Company also adjusts the compensation cost based on the probability of performance goal achievement at the end of each reporting period.

The Company has adopted the simplification guidance on forfeitures in ASU 2016-09, Compensation—Stock Compensation (Topic 718) and elected to account for forfeitures when they occur. Compensation cost previously recognized are reversed in the period the award is forfeited, for an award that is forfeited before completion of the requisite service period. The adoption of such simplification guidance did not have any material effect on retained earnings or other components of equity or net assets in the statement of consolidated balance sheet as of the beginning of the period of adoption.

Share-based payment transactions with nonemployees in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. The measurement date of the fair value of the equity instrument issued is the earlier of either the date on which the counterparty’s performance is complete or the date at which a commitment for performance by the counterparty to earn the equity instrument is reached.

For further information on share-based compensation, see Note 17 below.

(aa) Employee benefits

Pursuant to relevant PRC regulations, the Company is required to make contributions to various defined contribution plans organized by municipal and provincial PRC governments. The contributions are made for each PRC employee at rates ranging from 28% to 49% on a standard salary base as determined by local social security bureau. Contributions to the defined contribution plans are charged to the consolidated statements of operations when the related service is provided.

(bb) Foreign currency translation and foreign currency risks

The functional currency of GDS Holdings is the USD, whereas the functional currency of its PRC subsidiaries and consolidated VIEs is the RMB.

Foreign currency transactions during the period are translated at the foreign exchange rates ruling at the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rates ruling at the end of the reporting period. Exchange gains and losses are recognized in profit or loss and are reported in foreign currency exchange gain (loss) on a net basis.

The results of foreign operations are translated into RMB at the exchange rates approximating the foreign exchange rates ruling at the dates of the transactions. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year.

Translation adjustments are reported in other comprehensive income and accumulated in the translation adjustment component of equity until the sale or liquidation of the foreign entity.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the PRC government, controls the conversion of RMB to foreign currencies. The value of the RMB is subject to changes of central government policies and international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Company’s cash and restricted cash denominated in RMB amounted to RMB458,971 and RMB1,134,694 as of December 31, 2017 and 2018, respectively.

As of December 31, 2018, the Company’s cash and restricted cash were deposited in major financial institutions located in PRC, Hong Kong SAR, US and Singapore and were denominated in the following currencies:

	RMB	USD	HKD	JPY	EUR	SGD
In PRC	1,102,939	37,988	—	—	—	—
In Hong Kong SAR	31,755	44,195	7,948	19,098	153	—
In US	—	81,483	—	—	—	—
In Singapore	—	2,531	—	—	—	12
Total in original currency	1,134,694	166,197	7,948	19,098	153	12
RMB equivalent	1,134,694	1,140,645	6,964	1,182	1,204	59

(cc) Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist principally of cash and cash equivalent, restricted cash, and accounts receivable. The Company’s investment policy requires cash and cash equivalents and restricted cash to be placed with high-quality financial institutions and to limit the amount of credit risk from any one issuer. The Company regularly evaluates the credit standing of the counterparties or financial institutions.

The Company conducts credit evaluations on its customers prior to delivery of goods or services. The assessment of customer creditworthiness is primarily based on historical collection records, research of publicly available information and customer on-site visits by senior management. Based on this analysis, the Company determines what credit terms, if any, to offer to each customer individually. If the assessment indicates a likelihood of collection risk, the Company will not deliver the services or sell the products to the customer or require the customer to pay cash, post letters of credit to secure payment or to make significant down payments. Historically, credit losses on accounts receivable have been insignificant.

(dd) Earnings (loss) per share

Basic earnings (loss) per ordinary share is computed by dividing net income (loss) attributable to the Company’s ordinary shareholders by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income (loss) attributable to the Company’s ordinary shareholders is allocated between ordinary shares and other participating securities based on participating rights in undistributed earnings. The Company’s preferred shares (note 14) are participating securities since the holders of these securities participate in dividends on the same basis as ordinary shareholders. These participating securities are not included in the computation of basic loss per ordinary share in periods when the Company reports net loss, because these participating security holders have no obligation to share in the losses of the Company.

Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to the Company’s ordinary shareholders as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary and dilutive ordinary share equivalents outstanding during the year. Ordinary share equivalents include the ordinary shares issuable upon the exercise of the outstanding share options (using the treasury stock method) and conversion of redeemable preferred shares and convertible bonds (using the as-if-converted method). Potential dilutive securities are not included in the calculation of diluted earnings (loss) per share if the impact is anti-dilutive.

(ee) Changes in accounting principle

1)

The Company adopted ASC 606 Revenue from Contracts with Customers on January 1, 2018. The Company applied ASC 606 using the cumulative effect method – i.e. by recognizing the cumulative effect of initially applying ASC 606 as an adjustment to the opening balance of accumulated deficit at January 1, 2018. The Company elects to apply this guidance retrospectively only to contracts that are not completed contracts as of January 1, 2018. Therefore, the comparative information has not been adjusted and continues to be reported under ASC 605 Revenue Recognition.

Certain sales agreement of the Company contains contingent consideration terms regarding the equipment sales. Before the adoption of ASC 606, the allocation of arrangement consideration to the delivered items is limited to amounts of revenue that are not contingent. Upon the adoption of ASC 606, sales are recognized as the Company transfers control of the promised products or services to the customers. The revenue recognition of such equipment sales was accelerated as the control transfers.  The Company estimates variable consideration to which it expects to be entitled, given consideration to the risk of revenue reversal in making the estimate. As a result, the Company made an adjustment to decrease the opening balance of accumulated deficit by RMB726 at January 1, 2018.

The adoption of ASC 606 does not have impact to the Company's consolidated balance sheet as of December 31, 2018. The impact for adoption of ASC 606 to the Company’s consolidated statement of operations for the year ended December 31, 2018 is as follows:

Consolidated Statement of Operations:

			Amounts
	Year ended		without
	December		adoption
	31, 2018	Adjustments	of ASC 606

Net revenue	2,792,077	1,569	2,793,646
Cost of revenue	(2,169,636)	(843)	(2,170,479)
Income from operations	168,355	726	169,081
Net loss	(430,268)	726	(429,542)
Loss per ordinary share
Basic and diluted	(0.43)	0.00	(0.43)

2)

The Company adopted ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash on January 1, 2018. According to this ASU, the amounts generally described as restricted cash are included with cash when reconciling the beginning-of-period and end-of-period total amounts shown on the consolidated statements of cash flows using a retrospective transition method to each period. As a result of the adoption of ASU 2016-18, the consolidated statement of cash flows was retrospectively adjusted by excluding the increase of restricted cash of RMB21,248 from cash flows from operating activities for the year ended December 31, 2016 and RMB9,762 from cash flows from operating activities, RMB3,619 from cash flows from investing activities and RMB33,100 from cash flows from financing activities for the year ended December 31, 2017. A reconciliation of cash and restricted cash in the consolidated balance sheets to the amounts in the consolidated statements of cash flows is in note 3.

3)

The Company adopted ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments on January 1, 2018. According to this ASU, cash payments not made soon after the acquisition date of a business combination by an acquirer to settle a contingent consideration liability should be separated and classified as cash outflows for financing activities and operating activities. Cash payments up to the amount of the contingent consideration liability recognized at the acquisition date (including measurement-period adjustments) should be classified as financing activities; any excess should be classified as operating activities. Cash payments made soon after the acquisition date of a business combination by an acquirer to settle a contingent consideration liability should be classified as cash outflows for investing activities. The amendments in this ASU should be applied using a retrospective transition method to each period presented. As a result of the adoption of ASU 2016-15, the consolidated statement of cash flows for the year ended December 31, 2017 was retrospectively adjusted by reclassifying the payment of contingent consideration for acquisition of subsidiaries of RMB27,105 from investing activities to cash flows from operating activities and financing activities of RMB2,966 and RMB24,139, respectively. The adoption of ASU 2016-15 does not have impact on the consolidated statement of cash flows for the year ended December 31, 2016.

4)

The Company adopted ASU 2016-16, Income Taxes (Topic 740):  Intra-Entity Transfers of Assets Other Than Inventory on January 1, 2018. This ASU requires the recognition of the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs, which consequently eliminates the exception for an intra-entity transfer of an asset other than inventory to the recognition of current and deferred income taxes. Deferred tax assets recognized as a result of this ASU shall be assessed for realizability. ASU 2016-16 was applied on a modified retrospective basis, with a cumulative-effect adjustment directly to accumulated deficit of the Company as of January 1, 2018, and the comparative information is not adjusted. The adoption of this ASU does not have impact to the accumulated deficit of the Company as of January 1, 2018.

(ff) Recently Issued Accounting Standards

In August 2018, the FASB issued ASU 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (a consensus of the FASB Emerging Issues Task Force), which clarifies the accounting for implementation costs incurred in a hosting arrangement that is a service contract. Capitalization of these implementation costs are accounted for under the same guidance as implementation costs incurred to develop or obtain internal-use software and recorded as a prepaid asset. These capitalized costs are to be expensed ratably over the hosting arrangement term as operating expenses, along with the service fees. The guidance is effective for periods beginning after December 15, 2019. Early adoption is allowed. The Company does not plan to early adopt this guidance and is evaluating the impact of the new standard.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of ASC 820. Under this ASU, key provisions include new, eliminated and modified disclosure requirements. The guidance is effective for periods beginning after December 15, 2019. Early adoption is allowed. The Company does not plan to early adopt this guidance and is evaluating the impact of the new standard.

In June 2018, FASB issued ASU 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting. The ASU expands the scope of ASC 718, Compensation - Stock Compensation to include share-based payment transactions for acquiring goods and services from nonemployees. An entity should apply the requirements of ASC 718 to nonemployee awards except for specific guidance on inputs to an option pricing model and the attribution of cost (that is, the period of time over which share-based payment awards vest and the pattern of cost recognition over that period). The amendments specify that ASC 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The amendments also clarify that ASC 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under ASC 606. The amendments in this ASU are effective for the Company since fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. The adoption of this standard is not expected to have a significant impact on the Company’s consolidated financial statements.

In January 2017, FASB issued ASU No. 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. This ASU is to simplify the subsequent measurement of goodwill. The ASU eliminates step 2 from the goodwill impairment test and the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform step 2 of the goodwill impairment test. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. This ASU should be applied on a prospective basis. The amendments in this ASU are effective for the Company for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company is currently evaluating the impact that the adoption of this standard will have on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments. This ASU requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectibility of the reported amount. This ASU eliminates the probable initial recognition threshold in current GAAP and, instead, reflects an entity’s current estimate of all expected credit losses. The amendments in this ASU is effective for the Company for its fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, with early adoption permitted since fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The adoption of this standard is not expected to have a significant impact on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) and issued subsequent amendments to the initial guidance within ASU 2017-13, ASU 2018-01, ASU 2018-10, ASU 2018-11 and ASU 2018-20, collectively referred to as “ASC 842”. Under the new guidance, lessees will be required to recognize the following for all leases (with the exception of short-term leases) at the commencement date: (1) a lease liability, which is a lessee's obligation to make lease payments arising from a lease, measured on a discounted basis; and (2) a right-of-use asset, which is an asset that represents the lessee's right to use, or control the use of, a specified asset for the lease term. Under the new guidance, lessor accounting is largely unchanged. Certain targeted improvements were made to align, where necessary, lessor accounting with the lessee accounting model and ASC 606. The new lease guidance simplified the accounting for sale and leaseback transactions primarily because lessees must recognize lease assets and lease liabilities.

ASC 842 is effective for the Company on January 1, 2019. A modified retrospective transition approach is required, applying the new standard to all leases existing at the date of initial application. An entity may choose to use either (1) its effective date or (2) the beginning of the earliest comparative period presented in the financial statements as its date of initial application. If an entity chooses the second option, the transition requirements for existing leases also apply to leases entered into between the date of initial application and the effective date. The entity must also recast its comparative period financial statements and provide the disclosures required by the new standard for the comparative periods. The Company expects to use the effective date of January 1, 2019 as the date of initial application. Consequently, financial information will not be updated and the disclosures required under the new standard will not be provided for dates and periods before January 1, 2019.

ASC 842 provides a number of optional practical expedients in transition. The Company will elect the package of the transition practical expedients, including (1) not to reassess whether any expired or existing contracts, including land easements that were not previously accounted for as leases, are or contain leases, (2) not to reassess the lease classification for any expired or existing leases, (3) not to reassess initial direct costs for any existing leases.

ASC 842 is expected to have a material effect on the Company’s consolidated financial statements. While continuing to assess all of the effects of adoption, the Company currently believes that the most significant effects relate to the recognition of right-of-use (“ROU”) assets and lease liabilities on its balance sheet for operating leases and the derecognition of existing assets and liabilities for certain assets under construction in build-to-suit lease arrangements that the Company will lease when construction is complete.

On adoption, the Company currently expects to:

1)	Recognize additional operating lease liabilities and ROU assets of approximately RMB483,607 and RMB513,961, and derecognize intangible assets of RMB44,552.

2)

Derecognize other financing obligations and construction in progress of approximately RMB331,917 and RMB336,719, respectively, and recognize prepaid expenses of RMB4,802, for assets under construction in build-to-suit lease arrangements. Upon completion of construction, new ROU assets and lease liabilities are expected to be recognized on the consolidated balance sheet for the associated leases.

ASC 842 also provides practical expedients for an entity’s ongoing accounting. The Company currently expects to elect the short-term lease recognition exemption for all leases that qualify. This means, for those leases that qualify, the Company will not recognize ROU assets or lease liabilities, and this includes not recognizing ROU assets or lease liabilities for existing short-term leases of those assets. The Company also currently expects to elect the practical expedient to not separate lease and non-lease components for all of the leases.